Contingent liabilities and commitments - Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩) Cases	Dec. 31, 2022 KRW (₩) Cases
Disclosure of contingent liabilities [line items]
Total of guarantees	[1]	₩ 13,793,301	₩ 11,921,586
Loan commitments		126,829,192	118,172,070
Other commitments	[2]	7,339,952	7,107,828
Provisions for litigations		₩ 28,581	33,877
Description of nature of obligation, contingent liabilities		As of December 31, 2023, Woori FIS Co., Ltd, a subsidiary, has been provided with a payment guarantee limit of 6,457 million Won in relation to bid guarantees and contract/defect guarantees from the Korean Software Financial Cooperative, but there is no committed amount. In relation to the guarantee, the capital contributions to the Korean Software Financial Cooperative are provided as collateral. In addition, as of December 31, 2023, Seoul Guarantee Insurance Company is providing a payment guarantee of 374 million Won related to the return of subsidy to the daycare center at work.
Unsecured bank loans received		₩ 2,485,853	2,505,399
financial guarantees		3,661,656	3,095,091
litigation value		₩ 513,863	₩ 577,128
Number of litigation cases | Cases		603	531
Unused limit of borrowings		₩ 113,428
Yangju [Member]
Disclosure of contingent liabilities [line items]
PF loan amounts		161,700
Investments other than investments accounted for using equity method		271,000
Gwangju, Gyeonggi Province [Member]
Disclosure of contingent liabilities [line items]
PF loan amounts		43,000
Investments other than investments accounted for using equity method		61,000
Korean Software Financial Cooperative
Disclosure of contingent liabilities [line items]
Guaranteed payment limit		6,457
Seoul Guarantee Insurance Company
Disclosure of contingent liabilities [line items]
Guaranteed payment limit		374
Loan commitments
Disclosure of contingent liabilities [line items]
Current borrowings		20,000
Guarantee for loans
Disclosure of contingent liabilities [line items]
Total of guarantees		58,205	₩ 39,684
Acceptances
Disclosure of contingent liabilities [line items]
Total of guarantees		467,964	501,921
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [line items]
Total of guarantees		74,916	97,920
Confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		8,651,900	7,487,238
Other confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		8,050,815	6,847,713
Local letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		161,608	150,075
Letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		2,873,350	3,014,228
Other unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		1,516,585	1,144,498
Unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		4,551,543	4,308,801
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [line items]
Total of guarantees		589,858	₩ 125,547
Other contingent liabilities on Woori Asset Trust Co., Ltd. and asset securitization
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 1,593
Description of nature of obligation, contingent liabilities		As of December 31, 2023, Woori Asset Trust, a subsidiary, has committed to fulfill responsibility for the completion of 43 projects, including a residential-commercial complex in U-dong, Haeundae-gu, Busan. Responsible completion type management land trust is a trust that bears the obligation of responsible completion when the construction company fails to fulfill the obligation of responsible completion, and the obligation to compensate losses to the lending financial institution if Woori Asset Trust fails to fulfill the obligation of responsible completion. As of December 31, 2023, the total amount of PF(Project Financing) loans from PF lending financial institutions invested in the responsible completion type management land trust business is 2,275,634 million Won. Although additional losses may occur in relation to these contracts for liability obligations, these effects were not reflected in the financial statements at the end of the current period because the possibility is not high and the amount of losses cannot be reliably estimated. Meanwhile, Woori Asset Trust Co., Ltd. has failed to fulfill the responsibility of the completion of 5 projects including the Okjeong Knowledge Industry Center in Yangju. The total amount of PF limit from PF lending financial institutions invested in projects is 271,000 million Won and the amount of PF loans is 161,700 million Won. Additionally, Woori Asset Trust Co., Ltd. has exceeded the deadline for responsibility of completion of a commercial facility in Gwangju, Gyeonggi Province. The total amount of PF limit from PF lending financial institutions invested in projects is 61,000 million Won and the amount of PF loans is 43,000 million Won. Also, as of December 31, 2023, Woori Asset Trust may lend a trust account for a part of the total project cost in relation to 24 debt-type land trust contracts including Busan Haeundae Udong Beautique Terrace Hotel and responsible completion management land trust contracts in Gyeongseo-dong, Seo-gu, Incheon, and additional business sites in progress. The maximum loan amount (unused limit) is 113,428 million Won. Whether or not Woori Asset Trust lends a trust account in relation to the relevant businesses is not an unconditional payment obligation, and it is determined by considering overall matters such as the unique account and the fund balance plan of each trust business. Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.
PF loan amounts		₩ 2,275,634

[1]	Includes financial guarantees of 3,095,091 million Won and 3,661,656 million Won as of December 31, 2022 and December 31, 2023, respectively.
[2]	As of December 31, 2022 and 2023, the amount of unsecured bills (purchase bills sales) and discounts on electronic short-term bond sales (purchase) are 2,505,399 million Won and 2,485,853 million Won, respectively.